GOODWILL AND INTANGIBLE ASSETS - ESTIMATED AMORTIZATION EXPENSE (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Estimated amortization expense - 2014					$ 504
Estimated amortization expense - 2015				485
Estimated amortization expense - 2016			442
Estimated amortization expense - 2017		405
Estimated amortization expense - 2018	$ 380